Private Placements (Details) - USD ($)			12 Months Ended
	Oct. 18, 2021	Nov. 02, 2020	Dec. 31, 2021	Jun. 30, 2022
Private Placement (Details) [Line Items]
Gross proceeds private placement warrants			$ 1,500,000
Number of warrants issued			1
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination			30 days
Sponsor Warrants Purchase Agreement
Private Placement (Details) [Line Items]
Number of warrants issued	1,500,000
Proceeds from issuance of warrants	$ 1,500,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)		5,500,000
Warrant price		$ 1
Gross proceeds private placement warrants		$ 5,500,000
Exercise price			$ 11.5	$ 11.5
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination		30 days	30 days
Private Placement [Member] | Sponsor Warrants Purchase Agreement
Private Placement (Details) [Line Items]
Gross proceeds private placement warrants	1,500,000
Proceeds from issuance of warrants	$ 1,500,000
Common Class A [Member]
Private Placement (Details) [Line Items]
Number of warrants issued			1
Common Class A [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Number of shares issuable per warrant			1	1